Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory

As at December 31,	2023	2022
Product
Crude Oil	2,084	2,424
Diluent	379	366
Natural Gas and NGLs	68	50
Refined Products	1,073	1,169
Total Product	3,604	4,009
Parts and Supplies	426	303
	4,030	4,312